Investment Managers Series Trust
235 W. Galena Street
Milwaukee, Wisconsin 53212

December 30, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for GaveKal KL Allocation Fund, a series of the Trust (the “Fund”) does not differ from that contained in Post-Effective Amendment No. 819 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on December 22, 2016, with effective date of January 1, 2017.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-2109.

Sincerely,

/s/ SARDJONO KADIMAN
Sardjono Kadiman
Investment Managers Series Trust